Leasing and other commitments (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of recognised finance lease as assets by lessee [abstract]
Commitments under non-cancelable operating leases
The Group’s total commitments under non-cancelable operating leases are as follows:

	Land & Buildings
	January 31, 2019	January 31, 2018
	£000	£000
Leases which expire
Not later than one year	357	337
Later than one year and not later than five years	723	1,143
	1,080	1,480